SUPPLEMENT TO PROSPECTUS
The date of this supplement is July 15, 2016.

MFS® Variable Insurance Trust II:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO	MFS® HIGH YIELD PORTFOLIO
MFS® CORE EQUITY PORTFOLIO	MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO	MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO	MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO	MFS® STRATEGIC INCOME PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO	MFS® TECHNOLOGY PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO	MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO
Effective after the close of business on July 15, 2016, the second paragraph of the sub-section entitled "Disclosure of Portfolio Holdings" in the sub-section entitled "Investment Adviser" under the main heading "Management of the Fund" is restated in its entirety as follows:
The following information is generally available to you on mfs.com (once you have selected "Individual Investor" as your role, click on "Products & Services," then "Variable Insurance Portfolios," then "VIT II," and then select the fund's name):

1024028 1                                                                                      VITII-SUP-I-071516